Long-Term Debt (Narrative) (Details)		3 Months Ended	12 Months Ended
	Mar. 02, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2015 USD ($)	Aug. 31, 2004	Feb. 28, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CAD ($)	Aug. 31, 2012 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		$ 380,000,000	$ 1,000,000	$ 1,810,000,000
Proceeds from loan excess funds							$ 10,000,000
Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Quarterly principal repayments on credit facility					$ 1,000,000
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Parent [member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			5.69%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Parent [member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			5.55%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Parent [member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			3.17%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Parent [member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 300,000,000
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			3.80%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Parent [member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			3.84%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Parent [member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			6.89%
Fixed rate senior notes 5.70% due March 2, 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 400,000,000
Fixed rate senior notes 5.70% due March 2, 2017 [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			5.70%
Unsecured credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity											$ 1,000,000,000
Increased credit facility borrowing capacity										$ 500,000,000
Unsecured credit facility [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			0.00%	2.48%
Unsecured credit facility [Member] | Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Revolving Credit Facility					395,000,000				$ 80,000,000
Revolving term facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity											$ 50,000,000
Revolving term facility [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			0.00%	3.18%
Revolving term facility [Member] | Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity					$ 85,000,000
Increased credit facility borrowing capacity									$ 35,000,000
Committed letters of credit [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit			$ 2,000,000	$ 2,000,000
Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest						33.33%
Bond term			10 years
Number of years interest paid			5 years
Proceeds from loan excess funds							$ 30,000,000
Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			4.683%			6.31%	4.14%